Major Non-Cash Transactions - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	$ 425,000	$ 991,000
Lease liabilities	425,000	991,000
Treasury shares		68,000	$ 1,647,000	$ 3,252,000
Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	0	548,000	53,000
Treasury Shares [Member] | Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Treasury shares	$ 68,000	$ 1,579,000	$ 1,605,000